United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/17

Date of Reporting Period: Quarter ended 11/30/16

Item 1. Schedule of Investments

Federated Municipal High Yield Advantage Fund
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.7%
		Alabama—1.6%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$$2,273,900
1,500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,499,895
500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2011A), 7.50% (Redstone Village)/(Original Issue Yield: 7.625%), 1/1/2047	541,280
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50% (AGM INS)/(Original Issue Yield: 5.65%), 10/1/2053	2,228,680
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), 5.25% (AGM INS), 10/1/2048	2,218,040
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	927,652
		TOTAL	9,689,447
		Alaska—0.4%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	109,820
2,000,000	[3,4]	Koyukuk, AK, Revenue Bonds (Series 2011), 7.75% (Tanana Chiefs Conference Health Care)/(United States Treasury PRF 10/1/2019@100)/(Original Issue Yield: 8.125%), 10/1/2041	2,334,180
		TOTAL	2,444,000
		Arizona—3.4%
1,000,000	[3,4]	Maricopa County, AZ IDA, Revenue Refunding Bonds, 5.00% (Paradise Schools), 7/1/2047	960,510
4,000,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,464,560
1,500,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,657,245
1,500,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2044	1,547,700
1,000,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2016A), 5.00% (Great Heart Academies), 7/1/2046	1,028,780
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,500,731
3,570,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2041	3,960,879
4,955,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2037	5,467,892
430,000	[3,4]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	464,017
		TOTAL	21,052,314
		California—8.8%
2,000,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 2015A-3), 4.30% (Waste Management, Inc.), 7/1/2040	1,994,940
750,000	[3,4]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.125% (KIPP LA), 7/1/2044	784,718
565,000	[3,4]	California School Finance Authority, School Facility Revenue Bonds (Series 2015A), 5.00% (KIPP LA), 7/1/2045	584,916
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	2,738,650
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,732,175
1,045,000	[3,4]	California Statewide CDA MFH, Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,045,732
2,250,000	[3,4]	California Statewide CDA, Revenue Bonds (Series 2016A), 5.25% (Loma Linda University Medical Center ), 12/1/2056	2,271,780
2,000,000		Chula Vista, CA, COPs, 5.50% (United States Treasury PRF 3/1/2020@100)/(Original Issue Yield: 5.88%), 3/1/2033	2,245,320
1,555,000		Community Facilities District No. 2016 of the County of Orange, Special Tax Revenue Bonds (Series 2016A), 5.00% (CFD 2016-1 (Village of Esencia)), 8/15/2046	1,629,220
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	545,360
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 6.00% (Original Issue Yield: 6.40%), 1/15/2053	3,355,830
500,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2013A), 5.00% (California State), 6/1/2029	559,910
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00% (California State), 6/1/2045	2,165,440
6,530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	5,934,790
1,000,000		Irvine, CA Community Facilities District No. 2013-3, Special Tax Bonds (Series 2014), 5.00% (Great Park Improvement Area No. 1), 9/1/2049	1,037,730

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,300,000		Irvine, CA Community Facilities District No. 2013-3, Special Tax Bonds (Series 2016), 4.00% (Great Park Improvement Area No. 4), 9/1/2049	$1,191,424
95,000		Irvine, CA, LO Improvement Bonds, 5.00% (Irvine, CA Reassessment District No. 13-1), 9/2/2028	104,662
365,000		Irvine, CA, LO Improvement Bonds, 5.00% (Irvine, CA Reassessment District No. 13-1), 9/2/2029	397,208
180,000		Irvine, CA, LO Improvement Bonds, 5.00% (Irvine, CA Reassessment District No. 13-1), 9/2/2030	194,756
1,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Water System Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	1,113,390
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.00%, 8/1/2044	1,079,830
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	3,285,100
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.00%, 11/1/2039	1,054,030
495,000		Poway, CA USDT, Special Tax Bonds (Series 2012), 5.00% (Community Facilities District No. 6 (4S Ranch)), 9/1/2033	533,897
2,000,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010D), 6.00% (Desert Communities Redevelopment Project Area)/(Original Issue Yield: 6.02%), 10/1/2037	2,262,880
1,500,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010E), 6.50% (Interstate 215 Corridor Redevelopment Project Area)/(Original Issue Yield: 6.53%), 10/1/2040	1,717,965
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	162,980
1,250,000		San Buenaventura, CA, Revenue Bonds (Series 2011), 8.00% (Community Memorial Health System), 12/1/2031	1,499,112
1,000,000		San Francisco, CA City & County Redevelopment Finance Agency, Tax Allocation Bonds (Series 2011C), 6.75% (Mission Bay North Redevelopment)/(United States Treasury PRF 2/1/2021@100)/(Original Issue Yield: 6.86%), 8/1/2041	1,199,340
1,280,000		San Francisco, CA City & County Redevelopment Financing Agency, Tax Allocation Refunding Bonds (Series 2016A), 5.00% (Mission Bay North Redevelopment )/(National Public Finance Guarantee Corporation INS), 8/1/2041	1,411,981
500,000		San Francisco, CA City & County Redevelopment Financing Agency, Tax Allocation Refunding Bonds (Series 2016C), 5.00% (Mission Bay South Redevelopment)/(National Public Finance Guarantee Corporation INS), 8/1/2041	551,555
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,287,980
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625% (Original Issue Yield: 5.70%), 9/1/2043	1,363,163
1,500,000		University of California (The Regents of), General Revenue Bonds (Series 2016 AR), 5.00%, 5/15/2046	1,675,980
1,000,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.00%, 9/1/2044	1,062,590
		TOTAL	53,776,334
		Colorado—5.7%
2,000,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Bonds (Series 2015), 6.25%, 12/1/2044	2,049,220
825,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), 5.50%, 12/1/2045	792,462
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625% (Original Issue Yield: 5.79%), 12/1/2038	2,201,920
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,410,325
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.00%, 12/1/2043	1,013,560
1,625,000		Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.50% (Skyview Academy), 7/1/2049	1,657,922
1,000,000	[3,4]	Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00% (University Lab School)/(Original Issue Yield: 5.02%), 12/15/2045	955,760
765,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School)/(United States Treasury PRF 5/15/2017@100), 5/15/2037	781,991
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School)/(United States Treasury PRF 10/1/2017@100), 10/1/2037	1,042,160
1,000,000	[3,4]	Colorado Educational & Cultural Facilities Authority, School Improvement Revenue Bonds (Series 2016), 5.00% (Loveland Classical School), 7/1/2046	933,160
800,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	747,056
1,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2010A), 6.25% (Total Long Term Care National Obligated Group)/(United States Treasury PRF 11/15/2020), 11/15/2040	1,284,712
1,500,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 5.00% (Christian Living Communities), 1/1/2037	1,502,430
2,000,000		Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado)/(United States Treasury PRF 12/1/2017@100), 12/1/2029	2,098,160
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.75%, 12/1/2045	1,522,065

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2040	$522,005
435,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	435,718
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	801,225
1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.00%, 12/1/2045	1,154,987
1,500,000		Park 70 Metropolitan District, CO, GO Refunding and Improvement Bonds (Series 2016), 5.00%, 12/1/2046	1,559,880
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,359,560
1,500,000		Sierra Ridge Metropolitan District No. 2, LT GO Bonds (Series 2016A), 5.50%, 12/1/2046	1,499,565
2,000,000		STC Metropolitan District No. 2, CO, LT GO Senior Bonds (Series 2015A), 6.00% (Original Issue Yield: 6.25%), 12/1/2038	1,924,020
1,500,000		Sterling Ranch Community Authority Board, CO, LT Supported Revenue Senior Bonds (Series 2015A), 5.75% (Sterling Ranch Metropolitan District No. 2, CO)/(Original Issue Yield: 5.83%), 12/1/2045	1,407,735
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,057,779
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,084,020
		TOTAL	34,799,397
		Connecticut—0.5%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	952,290
1,835,000	[3,4]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25% (Original Issue Yield: 6.375%), 2/1/2030	1,816,485
		TOTAL	2,768,775
		Delaware—0.6%
1,350,000	[3,4]	Delaware EDA, Charter School Revenue Bonds (Series 2016A), 5.00% (ASPIRA of Delaware Charter Operations, Inc.), 6/1/2051	1,288,210
1,905,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,071,097
		TOTAL	3,359,307
		District of Columbia—2.0%
1,000,000		District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2046	1,035,970
4,000,000		District of Columbia Water & Sewer Authority, Green Revenue Bonds (Series 2015A), 5.00%, 10/1/2045	4,423,640
3,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2039	3,350,550
2,000,000		District of Columbia, Revenue Bonds (Series 2012A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2042	2,059,520
1,030,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2043	1,177,012
		TOTAL	12,046,692
		Florida—5.9%
3,000,000		Alachua County, FL, IDRBs (Series 2007A), 5.875% (North Florida Retirement Village, Inc.), 11/15/2042	3,041,160
1,005,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A-2), 5.35%, 5/1/2036	926,721
165,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), 6.90% (Step Coupon 11/1/2016)/(Original Issue Yield: 6.90%), 5/1/2036	179,746
104,232	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,585
3,000,000	[3,4]	Collier County, FL IDA, Continuing Care Community Revenue Bonds (Series 2013A), 8.25% (Arlington of Naples)/(Original Issue Yield: 8.375%), 5/15/2049	3,425,370
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2040	1,072,230
1,000,000		Lakewood Ranch Stewardship District, FL, Special Assessment Revenue Bonds (Series 2015), 4.875% (Lakewood Centre North)/(Original Issue Yield: 4.96%), 5/1/2045	952,840
1,500,000		Lakewood Ranch Stewardship District, FL, Special Assessment Revenue Bonds (Series 2016), 5.125% (Villages of Lakewood Ranch South)/(Original Issue Yield: 5.16%), 5/1/2046	1,458,645
2,000,000		Lee County, FL IDA, Healthcare Facilities Revenue Refunding Bonds (Series 2012), 6.50% (Cypress Cove at Healthpark), 10/1/2047	2,160,140
2,000,000		Martin County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2012), 5.50% (Martin Memorial Medical Center)/(Original Issue Yield: 5.53%), 11/15/2042	2,131,820
2,000,000		Martin County, FL IDA, Industrial Development Revenue Refunding Bonds (Series 2013), 4.20% (Indiantown Cogeneration, L.P.), 12/15/2025	2,041,620
2,000,000	[3,4]	Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	2,165,900
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.00%, 10/1/2036	1,059,740
4,000,000		Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	4,264,040

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00% (Original Issue Yield: 5.25%), 5/1/2037	$$762,537
1,000,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds (Series 2014A), 7.50% (Sinai Residences of Boca Raton)/(Original Issue Yield: 7.625%), 6/1/2049	1,178,010
1,810,000	[3,4]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	1,809,801
1,405,000		Pinellas County, FL Educational Facilities Authority, Revenue Bonds (Series 2011A), 7.125% (Pinellas Preparatory Academy), 9/15/2041	1,495,313
145,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
160,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.60%, 5/1/2033	156,435
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,081,930
10,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	10,029
1,260,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,226,522
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 6.10% (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	177,013
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 6.10% (Step Coupon 11/1/2024@6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	90,008
190,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017@6.61%), 5/1/2039	43,691
135,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	80,054
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	30,694
200,000		Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	191,882
945,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00% (Original Issue Yield: 5.125%), 5/1/2033	947,174
2,000,000		Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	1,930,940
		TOTAL	36,094,595
		Georgia—1.6%
4,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.38%), 11/1/2039	4,541,080
4,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,394,360
1,000,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	992,120
		TOTAL	9,927,560
		Guam—0.7%
645,000		Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	668,388
500,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 6.00%), 12/1/2034	562,425
1,000,000		Guam Government LO (Section 30), Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2046	1,074,940
1,000,000		Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125% (AGM INS)/(Original Issue Yield: 6.23%), 10/1/2043	1,122,130
500,000		Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	519,435
		TOTAL	3,947,318
		Hawaii—0.8%
3,660,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	3,942,552
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside)/(Original Issue Yield: 9.15%), 11/15/2044	1,169,270
		TOTAL	5,111,822

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Idaho—0.4%
$2,500,000	Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 8.125% (Terraces of Boise)/(Original Issue Yield: 8.25%), 10/1/2049	$2,668,000
	Illinois—6.9%
500,000	Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), 5.00% (AGM INS), 1/1/2033	532,795
385,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	412,828
1,750,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% (Original Issue Yield: 5.94%), 1/1/2039	1,955,135
2,500,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	2,957,600
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2032	1,021,970
1,250,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	1,317,600
1,500,000	Chicago, IL, Project & Refunding UT GO Bonds (Series 2005D), 5.50% (Original Issue Yield: 5.81%), 1/1/2040	1,456,050
2,000,000	Chicago, IL, Refunding UT GO Bonds (Series 2015C), 5.00%, 1/1/2038	1,866,540
3,000,000	Chicago, IL, UT GO Bonds (Series 2009C), 5.00% (Original Issue Yield: 5.16%), 1/1/2034	2,816,070
415,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	402,392
1,500,000	Illinois Finance Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125% (Uno Charter School Network, Inc.), 10/1/2041	1,637,310
1,250,000	Illinois Finance Authority, Education Revenue Bonds (Series 2015), 5.00% (Noble Network of Charter Schools), 9/1/2032	1,290,438
1,100,000	Illinois Finance Authority, Educational Facility Revenue, Senior Revenue Bonds (Series 2014A), 6.125% (Rogers Park Montessori School Project), 2/1/2045	1,127,093
900,000	Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	904,959
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	980,980
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,045,640
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2015A), 5.00% (Rush University Medical Center Obligated Group), 11/15/2038	1,082,330
2,250,000	Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,250,472
2,000,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,976,220
1,000,000	Illinois State, UT GO Bonds (Series February 2014), 5.00% (Original Issue Yield: 5.04%), 2/1/2039	977,650
2,025,000	Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	2,082,267
2,000,000	Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2039	1,955,100
1,410,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,442,134
2,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.50%, 6/15/2053	2,142,400
1,000,000	Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	1,002,610
1,600,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,819,600
2,000,000	Southwestern, IL Development Authority, Health Facility Revenue Bonds (Series 2013), 7.625% (Memorial Group, Inc.)/(Original Issue Yield: 7.95%), 11/1/2048	2,585,300
1,400,000	Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,443,274
	TOTAL	42,484,757
	Indiana—2.4%
1,250,000	Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.20%), 11/15/2042	1,356,650
1,000,000	Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.30%), 11/15/2047	1,082,680
2,000,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016C), 5.00%, 1/1/2037	2,181,180
4,000,000	Indiana State Finance Authority, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Ohio River Bridges East End Crossing), 1/1/2051	4,123,440
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC Financial Group, Inc. INS), 7/1/2017	1,025,540
2,000,000	Rockport, IN, Revenue Refunding Bonds (Series 2012-A), 7.00% (AK Steel Corp.), 6/1/2028	1,909,920
2,000,000	Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(United States Treasury COL)/(Original Issue Yield: 5.82%), 9/1/2047	2,071,520
1,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2016A), 5.00% TOBs (BP PLC), 3/1/2023	1,123,720
	TOTAL	14,874,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—1.5%
$3,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25% (Iowa Fertilizer Co.)/(Original Issue Yield: 5.30%), 12/1/2025	$2,903,070
1,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	985,270
994,700		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70% (Deerfield Retirement Community, Inc.), 11/15/2046	944,965
186,592	[1]	Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00% (Deerfield Retirement Community, Inc.), 5/15/2056	1,956
3,750,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50% (Original Issue Yield: 5.78%), 6/1/2042	3,472,200
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2041	1,118,925
		TOTAL	9,426,386
		Kansas—0.8%
2,000,000		Kansas State Development Finance Authority, Revenue Bonds, 5.75% (Adventist Health System/Sunbelt Obligated Group)/(Original Issue Yield: 5.95%), 11/15/2038	2,202,260
1,000,000		Manhattan, KS IDRBs, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	958,050
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,987,012
10,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	10,420
		TOTAL	5,157,742
		Kentucky—0.7%
3,000,000		Kentucky EDFA , Revenue Bonds (Series 2016A), 5.00% (Miralea), 5/15/2046	2,690,070
1,250,000		Kentucky EDFA, Revenue Bonds (Series 2011A), 7.375% (Miralea)/(United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 7.40%), 5/15/2046	1,531,188
		TOTAL	4,221,258
		Louisiana—2.0%
1,500,000		Jefferson Parish, LA Hospital Service District No. 1, Hospital Revenue Refunding Bonds (Series 2011A), 6.00% (West Jefferson Medical Center)/(United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.05%), 1/1/2039	1,740,660
1,000,000		Louisiana Public Facilities Authority, Refunding Revenue Bonds (Series 2016), 5.00% (Ochsner Clinic Foundation), 5/15/2047	1,055,500
1,000,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2011), 6.50% (Ochsner Clinic Foundation)/(United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 6.65%), 5/15/2037	1,198,720
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (United States Treasury PRF 6/1/2018@100)/(Original Issue Yield: 6.33%), 6/1/2025	2,145,580
2,000,000		Louisiana State, UT GO Refunding Bonds (Series 2016-B), 5.00%, 8/1/2028	2,284,620
2,000,000		New Orleans, LA Aviation Board, General Airport Revenue Bonds (Series 2015B), 5.00%, 1/1/2045	2,105,860
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,612,125
		TOTAL	12,143,065
		Maine—0.4%
1,335,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (Maine General Medical Center), 7/1/2032	1,518,162
1,000,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2016A), 5.00% (Eastern Maine Healthcare Systems Obligated Group), 7/1/2046	995,360
		TOTAL	2,513,522
		Maryland—1.5%
500,000		Baltimore, MD, SO Refunding Bonds (Series 2016), 5.125% (Harbor Point)/(Original Issue Yield: 5.16%), 6/1/2043	483,475
2,000,000		Frederick County, MD, Tax Increment & Special Tax B LO Bonds (Series 2013B), 7.125% (Jefferson Technology Park)/(Original Issue Yield: 7.30%), 7/1/2043	2,177,180
1,060,000		Maryland State EDC, Port Facilities Revenue Refunding Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,044,948
1,000,000		Maryland State EDC, Private Activity Revenue Bonds (Series 2016D Green Bonds), 5.00% (Purple Line Transit Partners LLC), 3/31/2051	1,051,490
2,385,000		Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	2,568,621
1,000,000		Prince Georges County, MD Revenue Authority, SO Bonds (Series 2016), 5.00% (Suitland-Naylor Road Project), 7/1/2046	959,860
1,000,000		Westminster, MD, Revenue Bonds (Series 2014A), 6.25% (Lutheran Village at Miller's Grant, Inc.)/(Original Issue Yield: 6.30%), 7/1/2044	1,075,450
		TOTAL	9,361,024

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Massachusetts—0.8%
$2,500,000	Commonwealth of Massachusetts, UT GO Bonds (Consolidated Loan of 2016 Series A), 5.00%, 3/1/2046	$2,758,450
2,000,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011I), 7.25% (Tufts Medical Center), 1/1/2032	2,332,060
	TOTAL	5,090,510
	Michigan—4.8%
1,000,000	Dearborn, MI EDC, Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	949,210
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2028	1,083,710
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2031	1,071,400
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25% (Great Lakes, MI Sewage Disposal System)/(Original Issue Yield: 5.30%), 7/1/2039	1,613,175
2,000,000	Great Lakes, MI Water Authority, Water Supply System Revenue Second Lien Bonds (Series 2016B), 5.00%, 7/1/2046	2,108,960
2,500,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	2,478,825
500,000	Michigan State Building Authority, Facilities Program Revenue Refunding Bonds (Series 2016I), 5.00%, 10/15/2051	541,280
2,000,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2044	2,098,980
1,900,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-5), 5.00% (Great Lakes, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2020	2,084,509
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-7), 5.00% (Great Lakes, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2032	1,089,420
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-6), 5.00% (Great Lakes, MI Water Supply System)/(National Public Finance Guarantee Corp. INS), 7/1/2036	1,076,360
4,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2016), 5.00% (Henry Ford Health System, MI), 11/15/2041	4,241,440
5,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	4,328,600
1,500,000	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,015,275
1,000,000	Romeo, MI Community School District, 2016 School Building & Site UT GO Bonds (Series 1), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2041	1,093,410
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.00%, 4/1/2040	1,130,450
1,000,000	Warren, MI Consolidated School District, 2016 School Building & Site UT GO Bonds, 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2036	1,103,410
	TOTAL	29,108,414
	Minnesota—1.9%
750,000	Baytown Township, MN, Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.00% (St. Croix Preparatory Academy), 8/1/2041	603,375
1,100,000	Baytown Township, MN, Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.25% (St. Croix Preparatory Academy), 8/1/2046	899,910
2,000,000	Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2012), 6.00% (St. Luke's Hospital of Duluth Obligated Group), 6/15/2039	2,177,320
1,700,000	Forest Lake, MN, Charter School Lease Revenue Bonds (Series 2014A), 5.75% (Lakes International Language Academy), 8/1/2044	1,800,232
2,000,000	St. Cloud, MN Charter School, Lease Revenue Bonds (Series 2016A), 5.00% (Stride Academy), 4/1/2046	1,651,720
2,000,000	St. Paul and Ramsey County, MN Housing and Redevelopment Authority, Charter School Lease Revenue Bonds (Series 2015A), 5.375% (Twin Cities Academy), 7/1/2050	1,982,980
500,000	St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 9/1/2026	514,280
930,000	St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 3/1/2029	949,948
325,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2016A), 4.50% (Bluffview Montessori School Project), 6/1/2036	282,552
750,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2016A), 4.75% (Bluffview Montessori School Project), 6/1/2046	642,173
	TOTAL	11,504,490
	Mississippi—0.2%
945,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,040,152

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—0.9%
$1,000,000		Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	$1,112,510
3,000,000		Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	3,330,450
1,000,000		St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,000,390
		TOTAL	5,443,350
		Nebraska—0.4%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2037	2,716,550
		Nevada—0.4%
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.00%, 6/15/2045	1,604,475
1,000,000		Las Vegas, NV, Local Improvement Bonds (Series 2015), 5.00% (Summerlin Village 24 SID No. 812), 12/1/2035	985,650
		TOTAL	2,590,125
		New Jersey—2.6%
1,000,000		Essex County, NJ Improvement Authority, Solid Waste Disposal Revenue Bonds (Series 2015), 5.25% (Covanta Energy Corp.), 7/1/2045	983,230
1,000,000		New Jersey EDA, Energy Facility Revenue Bonds (Series 2012A), 5.125% (UMM Energy Partners LLC)/(Original Issue Yield: 5.19%), 6/15/2043	1,022,460
650,000		New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	674,648
3,000,000		New Jersey EDA, School Facilites Construction Revenue Refunding Bonds (Series 2013NN), 5.00% (New Jersey State), 3/1/2030	3,049,410
3,255,000		New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	3,286,150
2,500,000		New Jersey EDA, Special Facility Revenue Bonds (Series 1999), 5.25% (United Airlines, Inc.), 9/15/2029	2,645,175
1,125,000		New Jersey EDA, Special Facility Revenue Bonds (Series 2000B), 5.625% (United Airlines, Inc.), 11/15/2030	1,238,355
1,500,000		New Jersey EDA, Special Facility Revenue Bonds (Series 2003), 5.50% (United Airlines, Inc.), 6/1/2033	1,626,150
1,200,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	1,298,748
		TOTAL	15,824,326
		New Mexico—0.8%
1,925,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	1,926,540
1,000,000		New Mexico State Hospital Equipment Loan Council, Hospital Improvement and Revenue Refunding Bonds (Series 2012A), 5.50% (Gerald Champion Regional Medical Center)/(Original Issue Yield: 5.70%), 7/1/2042	1,050,380
2,000,000	[3,4]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00% (Original Issue Yield: 6.12%), 5/1/2040	2,041,240
		TOTAL	5,018,160
		New York—7.9%
1,495,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,709,592
1,000,000		Brooklyn Arena Local Development Corporation, NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	1,058,610
1,000,000	[3,4]	Build NYC Resource Corporation, Revenue Bonds (Series 2015), 5.50% (Albert Einstein School of Medicine, Inc.), 9/1/2045	1,049,470
5,000,000	[5]	Glen Cove, NY Local Economic Assistance Corp., Capital Appreciation Revenue Bonds (Series 2016B) (Garvies Point Public Improvement Project)/(Original Issue Yield 6.00%), 0.00%, 1/1/2045	836,350
1,550,000		Glen Cove, NY Local Economic Assistance Corp., Revenue Bonds (Series 2016A), 5.00% (Garvies Point Public Improvement Project)/(Original Issue Yield: 5.08%), 1/1/2056	1,430,573
1,285,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,448,324
2,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2014D-1), 5.00% (MTA Transportation Revenue), 11/15/2039	2,203,860
5,405,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2015A), 5.00% (MTA Transportation Revenue), 11/15/2045	5,854,047
1,500,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.70% (Amsterdam at Harborside), 1/1/2049	1,482,330
559,206		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.00% (Amsterdam at Harborside), 1/1/2049	93,555
2,500,000		New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2015 Series S-1), 5.00%, 7/15/2043	2,748,250
1,400,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 2017 Subseries A-1), 4.00%, 5/1/2042	1,412,012
5,000,000		New York City, NY, LT GO Bonds (Series 2017 A-1), 4.00%, 8/1/2039	5,031,700

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.00%, 6/1/2051	$1,046,580
2,000,000	[3,4]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 1), 5.00% (3 World Trade Center), 11/15/2044	2,026,020
1,000,000	[3,4]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 2), 5.375% (3 World Trade Center), 11/15/2040	1,032,830
3,000,000		New York Transportation Development Corporation, Special Facilities Bonds (Series 2016A), 5.25% (Laguardia Airport Terminal B Redevelopment ), 1/1/2050	3,082,740
2,900,000		New York Transportation Development Corporation, Special Facility Revenue Refunding Bonds (Series 2016), 5.00% (American Airlines, Inc.), 8/1/2031	2,941,122
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.40%), 6/15/2029	1,199,710
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,278,651
1,000,000		Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012A), 5.25% (Covanta Energy Corp.), 11/1/2042	1,008,390
1,000,000		Onondaga, NY Civic Development Corp., Tax Exempt Revenue Bonds (Series 2014A), 5.125% (St. Joseph's Hospital Health Center)/(United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.375%), 7/1/2031	1,094,010
2,500,000		Port Authority of New York and New Jersey, Special Project Bonds (Series 8), 6.00% (JFK International Air Terminal LLC)/(Original Issue Yield: 6.15%), 12/1/2042	2,822,675
4,700,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	4,336,596
		TOTAL	48,227,997
		North Carolina—0.6%
2,250,000		North Carolina Department of Transportation, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (I-77 HOT Lanes), 6/30/2054	2,342,610
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75% (Whitestone Project)/(Original Issue Yield: 8.00%), 3/1/2041	1,107,500
		TOTAL	3,450,110
		Ohio—3.9%
2,000,000		Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System)/(United States Treasury PRF 1/1/2022@100), 1/1/2031	2,269,060
1,000,000		American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2039	1,074,340
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,684,860
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,283,506
1,500,000		Hamilton County, OH, Healthcare Revenue Bonds (Series 2011A), 6.625% (Life Enriching Communities)/(United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.75%), 1/1/2046	1,779,945
2,000,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	2,062,360
4,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2044	4,442,520
2,910,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,393,162
2,355,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	2,528,516
1,125,000		Ohio State Hospital Revenue, Hospital Revenue Bonds (Series 2016A), 5.00% (University Hospitals Health System, Inc.), 1/15/2041	1,189,958
1,000,000		Ohio State Treasurer Private Activity, Revenue Bonds (Series 2015), 5.00% (Portsmouth Gateway Group LLC), 6/30/2053	1,038,890
802,477	[1,3]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	8
110,159	[1,3]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	1
750,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	820,770
		TOTAL	23,567,896
		Oklahoma—1.4%
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	958,810
920,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	906,724
2,000,000		Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	2,131,960

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$3,000,000		Tulsa, OK Municipal Airport Trust, Revenue Refunding Bonds (Series 2000B), 5.50% (American Airlines, Inc.), 6/1/2035	$3,155,250
1,500,000		Tulsa, OK Municipal Airport Trust, Revenue Refunding Bonds (Series 2015), 5.00% TOBs (American Airlines, Inc.), Mandatory Tender 6/1/2025	1,618,320
		TOTAL	8,771,064
		Oregon—0.3%
1,000,000	[3,4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	1,001,330
250,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	255,168
550,000		Yamhill County, OR Hospital Authority, Revenue Refunding Bonds (Series 2016A), 5.00% (Friendsview Retirement Community), 11/15/2051	528,077
		TOTAL	1,784,575
		Pennsylvania—4.7%
1,715,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,961,737
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,824,927
2,000,000		Bucks County, PA IDA, (Series 2016A), 5.125% (School Lane Charter School), 3/15/2046	2,003,160
500,000		Butler County, PA Hospital Authority, Hospital Revenue Bonds (Series 2015A), 5.00% (Butler Health System), 7/1/2035	533,770
1,500,000		Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,540,305
2,000,000		Chester County, PA IDA, Revenue Bonds (Series 2012A), 5.375% (Collegium Charter School)/(Original Issue Yield: 5.50%), 10/15/2042	1,950,760
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00% (Original Issue Yield: 5.05%), 12/1/2042	1,067,190
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	3,069,690
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50% (National Gypsum Co.), 11/1/2044	2,107,400
1,250,000		Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2038	1,286,400
1,000,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2010), 6.375% (Global Leadership Academy Charter School), 11/15/2040	1,062,610
1,205,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,304,689
895,000		Philadelphia, PA Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	900,361
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,776,089
2,000,000		Philadelphia, PA, GO Bonds (Series 2011), 6.50%, 8/1/2041	2,290,520
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,677,375
555,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	554,262
		TOTAL	28,911,245
		Puerto Rico—0.9%
995,000		Puerto Rico Electric Power Authority, 5.05% (Original Issue Yield: 5.08%), 7/1/2042	644,810
195,000		Puerto Rico Electric Power Authority, 7.00% (Original Issue Yield: 7.07%), 7/1/2040	126,791
4,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX), 5.25% (Original Issue Yield: 5.40%), 7/1/2040	2,592,600
310,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	201,636
2,500,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00% (Original Issue Yield: 7.12%), 7/1/2043	1,625,400
		TOTAL	5,191,237
		Rhode Island—0.7%
500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2039	528,945
1,375,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016B), 5.00% (Care New England), 9/1/2036	1,385,450
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	2,622,902
		TOTAL	4,537,297

Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Carolina—0.3%
$2,000,000	South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	$2,102,680
	South Dakota—0.1%
800,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	877,752
	Tennessee—1.2%
1,200,000	Blount County, TN Health and Educational Facilities Board, Revenue Refunding and Improvement Bonds (Series 2016A), 5.00% (Asbury, Inc.), 1/1/2047	1,204,668
1,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	1,086,460
1,500,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.50% (Mountain States Health Alliance), 7/1/2038	1,659,960
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	3,077,588
	TOTAL	7,028,676
	Texas—10.5%
1,100,000	Arlington, TX Higher Education Finance Corp., Revenue Bonds (Series 2016A), 5.00% (Uplift Education), 12/1/2046	1,132,296
500,000	Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2044	528,895
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	1,001,130
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	984,040
755,000	Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation)/(United States Treasury PRF 7/1/2020@100), 7/1/2045	872,418
1,000,000	Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), 5.00% (Original Issue Yield: 5.08%), 12/1/2045	1,000,360
2,000,000	Cass County, TX IDC, Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,308,120
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00% (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.13%), 1/1/2041	1,160,440
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.30%), 1/1/2046	1,170,220
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2046	1,056,780
2,000,000	Clifton Higher Education Finance Corp., TX, 6.00% (Idea Public Schools), 8/15/2043	2,282,400
750,000	Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2011), 5.75% (Idea Public Schools)/(Original Issue Yield: 6.00%), 8/15/2041	809,445
500,000	Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2042	514,205
1,000,000	Clifton Higher Education Finance Corp., TX, Revenue Bonds (Series 2014), 5.00% (Idea Public Schools)/(PSFG GTD), 8/15/2039	1,107,650
2,000,000	Clifton Higher Education Finance Corp., TX, Revenue Bonds (Series 2015A), 5.00% (Uplift Education), 12/1/2050	2,037,440
1,500,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	1,556,925
515,000	Decatur, TX Hospital Authority, Revenue Bonds, 6.375% (Wise Regional Health System), 9/1/2042	576,053
2,775,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	3,141,716
1,500,000	Houston, TX Airport System, Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625% (United Airlines, Inc.)/(Original Issue Yield: 6.875%), 7/15/2038	1,677,765
2,000,000	Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2015B-1), 5.00% (United Airlines, Inc.), 7/15/2035	2,092,720
500,000	Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 4.75% (United Airlines, Inc.)/(Original Issue Yield: 4.90%), 7/1/2024	535,770
1,000,000	Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 5.00% (United Airlines, Inc.)/(Original Issue Yield: 5.15%), 7/1/2029	1,055,670
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,061,920
2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 5.00%, 11/15/2036	2,253,960
535,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.)/(United States Treasury PRF 5/15/2021@100), 5/15/2041	649,864
2,000,000	Lavernia, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2015A), 5.50% (Meridian World School), 8/15/2045	2,036,260
2,000,000	Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.50%), 2/15/2037	2,209,360
1,000,000	Matagorda County, TX Navigation District No. 1, PCR Refunding Bonds (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,094,440

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		New Hope Cultural Education Facilities Finance Corporation, Retirement Facilities Revenue Bonds (Series 2016A), 5.50% (MRC Langford)/(Original Issue Yield: 5.53%), 11/15/2052	$891,790
700,000		New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Series 2016), 5.00% (MRC Crestview), 11/15/2046	663,607
1,500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 6.00% (North Texas Toll Authority Special Projects System), 9/1/2041	1,742,835
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2026	1,717,995
600,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2039	661,164
2,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	2,235,980
2,000,000		Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 8.00% (MRC The Crossings), 11/15/2049	2,279,420
1,000,000		San Juan Higher Education Finance Authority, TX, Education Revenue Bonds (Series 2010A), 6.70% (Idea Public Schools)/(United States Treasury PRF 8/15/2020@100), 8/15/2040	1,171,550
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2016A), 5.00% (Baylor Scott & White Health Care System), 11/15/2045	1,093,750
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50% (Buckingham Senior Living Community), 11/15/2045	1,567,905
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation, Senior Lien Revenue Bonds (Series 2016), 5.00% (Blueridge Transportation Group, LLC SH 288 Toll Lanes), 12/31/2055	2,032,480
2,000,000		Texas State Public Finance Authority Charter School Finance Corp., Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.)/(United States Treasury PRF 2/15/2020@100), 2/15/2040	2,281,160
2,000,000		Texas State Transportation Commission, Highway Improvement UT GO Bonds (Series 2016), 5.00% (Texas State), 4/1/2046	2,228,640
2,680,000		Texas State Transportation Commission, Second Tier Revenue Refunding Bonds (Series 2015-C), 5.00% (Central Texas Turnpike System), 8/15/2042	2,885,583
2,500,000		Travis County, TX HFDC, First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125% (Longhorn Village)/(Original Issue Yield: 7.40%), 1/1/2046	2,735,000
		TOTAL	64,097,121
		Utah—0.2%
1,315,000	[3,4]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,332,121
		Virginia—1.6%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	1,914,048
1,500,000		Chesterfield County, VA EDA, PCR Refunding Bonds (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,619,550
1,500,000	[3,4]	Embrey Mill CDA, VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	1,435,350
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875% (Original Issue Yield: 6.93%), 3/1/2036	1,526,252
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	3,431,875
		TOTAL	9,927,075
		Washington—1.4%
1,000,000		Port of Seattle, WA IDC, Special Facilities Revenue Refunding Bonds (Series 2012), 5.00% (Delta Air Lines, Inc.)/(Original Issue Yield: 5.31%), 4/1/2030	1,033,640
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	992,756
1,500,000	[3,4]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,540,140
2,500,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50% (Rockwood Retirement Communities), 1/1/2049	2,842,325
1,000,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 7.00% (Heron's Key Senior Living), 7/1/2045	1,020,250
1,000,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 7.00% (Heron's Key Senior Living)/(Original Issue Yield: 7.05%), 7/1/2050	1,013,740
		TOTAL	8,442,851
		Wisconsin—1.6%
1,000,000		Public Finance Authority, WI, Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.00% (National Gypsum Co.), 8/1/2035	926,970
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.95%), 5/1/2033	5,774,444
800,000		Wisconsin State HEFA, Revenue Refunding Bonds (Series 2015), 5.00% (ProHealth Care, Inc.), 8/15/2039	862,472

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$2,000,000	[3,4]	Wisconsin State Public Finance Authority, Revenue Refunding Bonds (Series 2016C), 4.30% (Celanese US Holdings LLC), 11/1/2030	$1,945,780
		TOTAL	9,509,666
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $594,016,187)	603,963,405
		CORPORATE BONDS—0.1%
		Multi State—0.1%
4,000,000	[1,3]	Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037 (IDENTIFIED COST $3,989,000)	349,760
		TOTAL (IDENTIFIED COST $3,989,000)	349,760
		SHORT-TERM MUNICIPALS—0.6%[6]
		Florida—0.1%
900,000		Martin County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.60%, 12/1/2016	900,000
		Pennsylvania—0.1%
700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.53%, 12/1/2016	700,000
		Texas—0.4%
1,400,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.55%, 12/1/2016	1,400,000
800,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP) , (Air Products & Chemicals, Inc. GTD), 0.58%, 12/1/2016	800,000
		TOTAL	2,200,000
		TOTAL SHORT-TERM MUNICIPALS—0.6% (IDENTIFIED COST $3,800,000)	3,800,000
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $601,805,187)[7]	608,113,165
		OTHER ASSETS AND LIABILITIES - NET—0.6%[8]	3,717,128
		TOTAL NET ASSETS—100%	$611,830,293
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.2% of the Fund's portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $39,470,904, which represented 6.5% of total net assets. Additional information on restricted securities, excluding securities purchases under Rule 144A that have been deemed liquid by the Fund's Board of Trustees (the “Trustees”), if applicable, held at November 30, 2016 is as follows:

Security	Acquisition Date	Cost	Market Value
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006 - 2/16/2007	$3,989,000	$297,760
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 8/1/2034	12/23/2004	$797,831	$8
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 8/1/2034	8/1/2014 - 8/1/2015	$110,159	$1
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At November 30, 2016, these liquid restricted securities amounted to $39,121,135, which represented 6.4% of total net assets.
5	Zero coupon bond.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At November 30, 2016, the cost of investments for federal tax purposes was $601,290,094. The net unrealized appreciation of investments for federal tax purposes was $6,823,071. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,015,529 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,192,458.

8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.	■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.	■
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2016, all investments found on the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority

GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
15
Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—96.2%
	Michigan—96.2%
$850,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2025	$988,720
955,000	Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	995,941
500,000	Bay City, MI School District, Refunding UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 11/1/2023	574,905
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), 5.00% (Q-SBLF GTD), 5/1/2030	1,117,040
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2027	476,789
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50% (AGM INS), 12/1/2023	1,828,022
710,000	Caledonia, MI Community Schools, School Building & Site UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2023	810,898
750,000	Canton Charter Township, MI, 2016 LT GO Capital Improvement & Refunding Bonds, 5.00%, 4/1/2026	857,985
1,000,000	Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	1,077,910
1,000,000	Chippewa Valley, MI Schools, Refunding UT GO Bonds (Series 2013), 5.00% (Q-SBLF GTD), 5/1/2024	1,133,880
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), 5.00% (Q-SBLF GTD), 5/1/2025	2,270,100
1,000,000	Detroit/Wayne County, MI Stadium Authority, Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00% (Wayne County, MI)/(AGM INS), 10/1/2021	1,086,550
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 2/15/2023	1,056,560
1,000,000	Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (United States Treasury PRF 10/1/2018@100), 10/1/2020	1,068,690
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), 5.00% (Build America Mutual Assurance INS), 11/1/2025	1,133,420
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), 5.00% (AGM INS), 5/1/2027	720,353
500,000	Grand Rapids, MI Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.00%, 1/1/2022	569,075
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 1/1/2024	1,147,000
300,000	Grand Rapids, MI, LT GO Refunding Bonds (Series 2016), 5.00%, 10/1/2025	351,336
705,000	Grand Valley State University Board of Trustees, MI, General Revenue Bonds (Series 2015A), 5.00%, 12/1/2026	800,915
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.00%, 7/1/2022	1,621,590
2,000,000	Holland, MI School District, UT GO Bonds, 5.00% (AGM INS), 5/1/2025	2,275,720
1,030,000	Holly Area School District, MI, UT GO Refunding Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2024	1,187,312
2,000,000	Jackson County, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2006C), 5.00% (Allegiance Health)/(United States Treasury PRF 6/1/2020@100), 6/1/2026	2,223,260
2,130,000	Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 2006), 5.00% (Bronson Methodist Hospital)/ (AGM INS), 5/15/2019	2,295,352
2,000,000	Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2016), 5.00% (Bronson Methodist Hospital), 5/15/2029	2,193,360
1,000,000	Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,047,660
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,863,015
335,000	Kent County, MI, LT GO Capital Improvement Bonds (Series 2016), 5.00%, 6/1/2027	393,169
1,500,000	Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series 2011A), 5.00% (Spectrum Health), 11/15/2022	1,697,865
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00% (AGM INS), 11/15/2020	1,068,711
1,000,000	Lakeview, MI Public School District, UT GO Bonds (Series 2016), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2026	1,161,570
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,137,481
1,550,000	Marquette, MI Board of Light and Power, Electric Utility System Revenue & Refunding Bonds (Series 2016A), 5.00%, 7/1/2027	1,790,514
1,525,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,576,881
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Revenue Refunding Bonds (Series 2011A), 5.00% (AGM INS), 1/1/2022	1,092,450
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013I-A), 5.00%, 10/15/2022	572,520
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (Series 2009II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,088,850
1,000,000	Michigan State Building Authority, Facilities Program Revenue Refunding Bonds (Series 2016I), 5.00%, 4/15/2026	1,160,960
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Assured Guaranty Corp. INS), 10/15/2024	1,094,640
1

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.00%, 4/15/2027	$1,144,970
2,000,000		Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,162,200
1,000,000		Michigan State Comprehensive Transportation Fund, Revenue Refunding Bonds (Series 2015), 5.00%, 11/15/2026	1,159,160
1,500,000		Michigan State Department of Transportation, Grant Anticipation Refunding Bonds (Series 2016), 5.00%, 3/15/2026	1,735,305
1,200,000		Michigan State Finance Authority Revenue, Hospital Revenue & Refunding Bonds (Series 2015), 5.00% (Sparrow Obligated Group, MI), 11/15/2022	1,383,144
1,000,000		Michigan State Finance Authority Revenue, Hospital Revenue & Refunding Bonds (Series 2015MI), 5.50% (Trinity Healthcare Credit Group), 12/1/2026	1,193,570
250,000		Michigan State Finance Authority Revenue, Hospital Revenue Refunding Bonds (Series 2014), 5.00% (MidMichigan Obligated Group), 6/1/2026	283,955
1,500,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2022	1,666,260
1,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014H-1), 5.00% (Detroit, MI Regional Convention Facility Authority), 10/1/2020	1,078,400
1,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-5), 5.00% (Great Lakes, MI Sewage Disposal System)/(National Public Finance Guarantee Corporation INS), 7/1/2019	1,077,850
2,500,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Great Lakes, MI Water Authority)/(Assured Guaranty Municipal Corp. INS), 7/1/2024	2,869,850
2,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Great Lakes, MI Water Authority)/(Assured Guaranty Municipal Corp. INS), 7/1/2025	2,277,580
1,500,000		Michigan State Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Michigan Finance Authority Unemployment Obligation Assessment), 1/1/2021	1,627,080
1,000,000		Michigan State Finance Authority, State Revolving Fund Revenue Bonds (Series 2012), 5.00% (Clean Water Revolving Fund), 10/1/2025	1,141,210
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, 5.00% (McLaren Health Care Corp.), 5/15/2023	1,146,040
500,000		Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2016), 5.00% (Henry Ford Health System, MI), 11/15/2028	558,975
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2024	2,167,000
500,000		Michigan State Trunk Line, Fund Bonds (Series 2011), 5.00%, 11/15/2022	569,835
500,000		Michigan State Trunk Line, Fund Bonds (Series 2011), 5.00%, 11/15/2023	562,515
1,000,000		Michigan State Trunk Line, Refunding Bonds (Series 2014), 5.00%, 11/15/2018	1,072,570
2,600,000		Michigan State Trunk Line, Revenue Refunding Bonds (Series 2009), 5.00%, 11/1/2020	2,852,148
1,000,000		Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2028	1,153,600
1,000,000		Michigan State, UT GO Environmental Program Bonds (Series 2016A), 5.00%, 12/1/2023	1,172,000
1,000,000		Michigan State, UT GO Environmental Program Refunding Bonds (Series 2016B), 5.00%, 11/1/2024	1,179,490
1,000,000		Michigan Strategic Fund, LO Revenue Refunding Bonds, 7.00% (Detroit Edison Co.)/(AMBAC Financial Group, Inc. INS), 5/1/2021	1,191,930
1,000,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.25% (Michigan State), 10/15/2022	1,149,140
1,000,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2015), 5.00% (Michigan State), 3/1/2023	1,133,250
1,000,000		Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (United States Treasury COL)/(Assured Guaranty Corp. INS), 10/1/2018	1,073,790
500,000		Northview, MI Public School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(AGM INS), 5/1/2019	524,120
1,000,000		Oakland County, MI EDC, Revenue Refunding Bonds, 4.00% (Cranbrook Educational Community), 11/1/2021	1,012,070
1,855,000		Orchard View, MI Schools, UT GO Bonds, 4.00% (Q-SBLF GTD)/(AGM INS), 5/1/2022	1,970,474
1,000,000		Portage, MI Public Schools, UT GO School Building & Site & Refunding Bonds (Series 2016), 5.00%, 11/1/2027	1,150,760
1,425,000		Rockford, MI Public Schools, School Building & Site UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2025	1,615,679
1,000,000		Roseville, MI Community Schools, UT GO Refunding Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2024	1,152,730
2,000,000		Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2023	2,308,820
1,670,000		Saginaw County, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75% (AGM INS), 7/1/2025	1,795,651
1,085,000		Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.00%, 5/1/2026	1,227,005
1,000,000		Thornapple Kellogg, MI School District, Refunding UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2025	1,148,630
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,064,300
2,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012E), 0.98%, 4/2/2018	1,991,380
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$250,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.00%, 4/1/2024	$295,090
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(National Public Finance Guarantee Corp. INS), 5/1/2017	508,430
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds (Series 2015), 5.00% (Q-SBLF GTD), 5/1/2029	562,945
1,000,000	Wayland, MI University School District, UT GO Refunding Bonds (Series 2016A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2028	1,146,830
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,180,160
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,212,000
1,400,000	Wayne County, MI Airport Authority, Junior Lien Revenue Bonds, 5.00% (National Re Holdings Corp. INS), 12/1/2023	1,450,946
1,000,000	Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (AGM INS), 11/15/2019	1,069,370
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	567,135
1,000,000	Ypsilanti, MI School District, UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2017@100), 5/1/2023	1,017,300
1,000,000	Ypsilanti, MI School District, UT GO Bonds (Series 2016A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2026	1,132,620
	TOTAL	116,496,231
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $114,549,523)	116,496,231
	SHORT-TERM MUNICIPALS—3.3%[2]
	Michigan—3.3%
700,000	Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.60%, 12/7/2016	700,000
3,300,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.56%, 12/7/2016	3,300,000
	TOTAL SHORT-TERM MUNICIPALS—3.3% (IDENTIFIED COST $4,000,000)	4,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.5% (IDENTIFIED COST $118,549,523)[3]	120,496,231
	OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	578,529
	TOTAL NET ASSETS—100%	$121,074,760
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.0% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate note with current rate and current maturity or next reset date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	At November 30, 2016, the cost of investments for federal tax purposes was $118,549,523. The net unrealized appreciation of investments for federal tax purposes was $1,946,708. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,269,473 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,322,765.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
3

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
4
Federated New York Municipal Income Fund
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—93.5%
		Guam—1.1%
$300,000		Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2031	$318,750
		New York—92.4%
480,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	548,899
200,000		Build NYC Resource Corp., Revenue Refunding Bonds (Series 2014), 5.00% (New York Methodist Hospital), 7/1/2028	222,578
250,000		Cattaraugus County, NY Capital Resource Corp., Revenue Bonds, 5.00% (St. Bonaventure University), 5/1/2044	255,113
200,000		Chautauqua, NY Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.00%, 6/1/2034	207,856
300,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2014A), 5.00% (Health Quest Systems, Inc. Obligated Group), 7/1/2034	327,864
300,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2015A), 5.00% (Marist College), 7/1/2040	330,543
300,000		Erie County, NY IDA, School Facility Refunding Revenue Bonds, 5.00% (Buffalo, NY City School District), 5/1/2031	343,383
200,000		Hempstead, NY Local Development Corp., Revenue Refunding Bonds (Series 2014), 5.00% (Adelphi University), 10/1/2034	218,248
215,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	242,327
500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	546,605
300,000		Madison County, NY Capital Resource Corp., Tax-Exempt Revenue Bonds (Series 2015B), 5.00% (Colgate University), 7/1/2040	335,712
300,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 0.92%, 11/1/2018	300,066
500,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	542,915
500,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2012E), 5.00% (MTA Transportation Revenue), 11/15/2025	569,535
475,000		Monroe County, NY IDC, Revenue Bonds (Series 2011A), 5.00% (University of Rochester, NY), 7/1/2041	519,047
200,000		Monroe County, NY IDC, Tax-Exempt Revenue Bonds (Series 2015), 5.00% (Highland Hospital of Rochester), 7/1/2033	219,124
100,000		Nassau County, NY Local Economic Assistance Corp., Revenue Bonds (Series 2014), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2034	106,552
200,000		Nassau County, NY Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006A-3), 5.125% (Original Issue Yield: 5.31%), 6/1/2046	180,202
500,000		New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	583,575
500,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art)/(United States Treasury PRF 10/1/2018@100), 4/1/2028	534,630
500,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art)/(United States Treasury PRF 10/1/2018@100), 4/1/2031	534,630
300,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2016 Subseries CC-1), 4.00%, 6/15/2038	302,718
500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008AA), 5.00% (United States Treasury PRF 6/15/2018@100), 6/15/2022	529,400
100,000		New York City, NY TFA , Future Tax Secured Subordinate Bonds (Fiscal 2017 Subseries A-1), 4.00%, 5/1/2042	100,858
455,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	514,337
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4), 1.25%, 2/15/2020	199,680
300,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.00%, 8/1/2032	340,584
55,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	59,960
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	453,144
180,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2040	197,701
400,000		New York Liberty Development Corp., Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	433,760
500,000		New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2011C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	556,325
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corp. INS), 7/1/2023	588,075
1

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$520,000		New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF 3/15/2018@100), 3/15/2026	$546,135
10,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	10,822
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2010A), 5.00% (Cornell University), 7/1/2035	549,920
350,000		New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Miriam Osborn Memorial Home Association), 7/1/2042	360,328
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Rochester, NY Institute of Technology), 7/1/2038	439,128
100,000		New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (Catholic Health System Obligated Group), 7/1/2032	106,555
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2012B), 5.00% (St. John's University), 7/1/2030	279,970
200,000		New York State Dormitory Authority, Revenue Bonds (Series 2013A), 5.00% (New York University), 7/1/2037	222,224
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2014), 5.00% (Fordham University), 7/1/2030	443,312
200,000	[2,3]	New York State Dormitory Authority, Revenue Bonds (Series 2015), 5.00% (Orange Regional Medical Center), 12/1/2040	210,756
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (Barnard College), 7/1/2035	327,993
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2036	328,212
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (The New School), 7/1/2040	327,303
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015B), 5.00% (State University of New York Educational Facilities), 7/1/2040	333,114
300,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	316,092
500,000		New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	540,255
500,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2010A), 5.00%, 4/1/2023	552,595
220,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2028	246,110
500,000		New York State Thruway Authority, General Revenue Bonds (Series 2014J), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2027	571,280
200,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2016A), 5.25% (New York State Thruway Authority - General Revenue ), 1/1/2056	221,596
210,000		New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	226,304
500,000		New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	533,100
500,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	553,780
100,000		New York Transportation Development Corp., Special Facility Revenue Refunding Bonds (Series 2016), 5.00% (American Airlines, Inc.), 8/1/2031	101,418
300,000		New York Transportation Development Corp., Special Facilities Bonds (Series 2016A), 4.00% (Laguardia Airport Terminal B Redevelopment ), 7/1/2046	268,197
335,000		Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	336,025
500,000		Niagara Area Development Corp., NY, Tax Exempt Revenue Bonds (Series 2012A), 5.00% (Niagara University), 5/1/2030	542,630
200,000		Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.25%, 5/15/2040	215,848
250,000		Onondaga, NY Civic Development Corp., Tax Exempt Revenue Bonds (Series 2014A), 5.125% (St. Joseph's Hospital Health Center)/(United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.375%), 7/1/2031	273,502
200,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 5.00%, 1/15/2019	213,430
500,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.00%, 10/15/2041	554,360
350,000		Suffolk County, NY Water Authority, Revenue Bonds (Series 2015A), 5.00%, 6/1/2037	393,526
450,000		Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(AGM INS), 5/1/2028	469,998
300,000		Tompkins County, NY Development Corp., Continuing Care Retirement Community Revenue Bonds (Series 2014A), 5.00% (Kendal at Ithaca, Inc.), 7/1/2044	312,867
200,000		Tompkins County, NY Development Corp., Tax-Exempt Revenue Refunding Bonds (Series 2015), 5.00% (Ithaca College), 7/1/2038	216,066
500,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	522,965
290,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	309,952
170,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00% (United States Treasury PRF 11/15/2018@100), 11/15/2023	182,577
300,000		Troy, NY Capital Resource Corp., Revenue Bonds (Series 2015), 5.00% (Rensselaer Polytechnic Institute), 8/1/2032	331,059
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$400,000	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	$369,072
200,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2016A), 5.00% (Long Island Power Authority, NY), 12/15/2034	229,574
	TOTAL	26,035,896
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $25,613,317)	26,354,646
	SHORT-TERM MUNICIPALS—5.5%[4]
	New York—5.5%
900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.58%, 12/1/2016	900,000
150,000	New York City, NY, (Series 2013D-3) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.57%, 12/1/2016	150,000
400,000	New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.57%, 12/1/2016	400,000
100,000	New York State HFA, (2013 Series A) Daily VRDNs (160 Madison Avenue), (PNC Bank, N.A. LOC), 0.61%, 12/1/2016	100,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,550,000)	1,550,000
	TOTAL MUNICIPAL INVESTMENTS—99.0% (IDENTIFIED COST $27,163,317)[5]	27,904,646
	OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	277,487
	TOTAL NET ASSETS—100%	$28,182,133
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.3% of the Fund's portfolio as calculated based upon total market value.
At November 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
7U.S Treasury Notes 10-Year, Short Futures	4	$498,063	March 2017	$2,054
The average notional value of futures contracts held by the Fund throughout the period was $124,516. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating rate note with current rate and current maturity or next reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $210,756, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2016, these liquid restricted securities amounted to $210,756, which represented 0.7% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At November 30, 2016, the cost of investments for federal tax purposes was $27,142,014. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $762,632. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,054,682 and net unrealized depreciation from investments for those securities having an excess of cost over value of $292,050.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$26,354,646	$—	$26,354,646
Short-Term Municipals	—	1,550,000	—	1,550,000
TOTAL SECURITIES	$—	$27,904,646	$—	$27,904,646
Other Financial Instruments: *
Assets	$2,054	$—	$—	$2,054
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,054	$—	$—	$2,054
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CSD	—Central School District
GO	—General Obligation
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
5
Federated Ohio Municipal Income Fund
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.1%
	Guam—1.0%
$1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	$1,036,260
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	627,866
	TOTAL	1,664,126
	Ohio—96.0%
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System)/(United States Treasury PRF 1/1/2022@100), 1/1/2031	2,269,060
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	2,157,140
1,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2031	1,115,800
2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	2,220,800
500,000	Akron, OH, Revenue Refunding Bonds (Series A), 5.00% (Akron, OH Community Learning Centers), 12/1/2023	569,285
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Mercy Health), 9/1/2027	2,205,840
1,000,000	Allen County, OH, Hospital Facilities Revenue Refunding Bonds, 5.00% (Mercy Health), 11/1/2043	1,072,180
115,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	119,669
1,885,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project)/(United States Treasury PRF 2/15/2018@100), 2/15/2028	1,979,193
2,250,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2029	2,492,550
1,000,000	American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2042	1,072,380
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.00%, 6/1/2044	2,170,420
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,796,720
2,000,000	Butler County, OH Hospital Facilities Authority, Revenue Bonds (Series 2016), 5.00% (UC Health ), 11/15/2045	2,137,480
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	1,005,690
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corp. INS), 12/1/2017	1,038,750
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	3,349,860
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvement & Refunding Bonds (Series 2014A), 5.00%, 12/1/2032	2,211,120
2,105,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, 12/1/2051	2,291,756
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,633,515
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (United States Treasury PRF 1/1/2017@100), 1/1/2022	2,207,964
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	2,059,893
365,000	Cleveland, OH Airport System, Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 1/1/2023	386,564
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), 5.00% (Ohio School District Credit Enhancement GTD), 12/1/2033	1,098,150
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,615,487
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	2,779,566
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,105,590
245,000	Cleveland, OH Water, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2026	254,337
2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (AGM INS), 10/1/2019	2,211,860
3,000,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2014), 5.00% (Euclid Avenue Development Corp.), 8/1/2039	3,210,630
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00% (United States Treasury PRF 6/1/2019@100), 12/1/2027	1,086,210
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2031	1,142,880
500,000	Columbus, OH, UT GO Refunding Bonds (Series 1), 5.00% (United States Treasury PRF 7/1/2023@100), 7/1/2028	587,575
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00% (United States Treasury PRF 8/15/2023@100), 8/15/2028	1,766,115
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.00%, 12/1/2034	$1,512,136
1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.00%, 12/1/2036	1,096,150
220,000	Cuyahoga, OH CCD, General Receipts Revenue Bonds (Series 2012D), 5.00%, 8/1/2026	249,355
1,335,000	Dayton, OH Airport, Airport Revenue Refunding Bonds (Series 2014A), 5.00% (James M. Cox Dayton International Airport)/(AGM INS), 12/1/2026	1,448,168
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.00%, 12/1/2040	1,969,640
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.00%, 12/1/2035	2,237,420
2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	2,568,336
1,000,000	Franklin County, OH Health Care Facilities, Refunding & Improvement Bonds (Series 2014), 5.00% (Friendship Village of Dublin, OH, Inc.), 11/15/2044	1,054,320
1,000,000	Franklin County, OH Hospital Facility Authority, Hospital Facilities Revenue Bonds (Series 2015), 5.00% (OhioHealth Corp,), 5/15/2040	1,090,630
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 5.11%), 11/1/2034	1,688,960
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00% (United States Treasury PRF 12/1/2017@100), 12/1/2031	2,253,852
2,000,000	Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.00%, 12/1/2032	2,181,000
2,850,000	Hamilton County, OH Sales Tax, Revenue Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,129,642
500,000	Hamilton County, OH, Healthcare Improvement and Revenue Refunding Bonds (Series 2016), 5.00% (Life Enriching Communities), 1/1/2051	503,975
280,000	Hamilton, OH, LT GO Various Purpose Bonds, 5.00% (Assured Guaranty Corp. INS), 11/1/2021	305,743
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,696,956
165,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	176,794
545,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS)/(United States Treasury PRF 5/1/2019@100), 5/1/2023	590,605
70,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. LOC), 5/1/2023	75,348
1,835,000	Kent State University, OH, General Receipts Revenue Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS)/(United States Treasury PRF 5/1/2019@100), 5/1/2028	1,988,553
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (United States Treasury PRF 6/1/2017@100), 12/1/2020	1,892,755
400,000	Kettering, OH City School District, UT GO School Improvement Refunding Bonds, 4.75% (United States Treasury PRF 6/1/2017@100), 12/1/2022	406,912
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Mercy Health)/(Assured Guaranty Corp. INS), 2/1/2024	1,042,960
2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	2,355,540
1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (United States Treasury PRF 12/1/2016@100)/(Original Issue Yield: 4.80%), 12/1/2046	1,090,120
1,000,000	Marysville, OH Wastewater Treatment System, Revenue Refunding Bonds (Series 2016), 4.00% (Build America Mutual Assurance INS), 12/1/2046	986,230
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,212,580
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	551,735
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2024	1,720,240
500,000	Middletown, OH, LT GO Refunding and Improvement Bonds, 5.00% (AGM INS), 12/1/2021	525,860
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	1,075,480
1,000,000	Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	1,031,180
1,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2049	1,098,850
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, 11/15/2038	2,208,520
155,000	Ohio HFA SFM, Revenue Bond (Series 1), 3.25%, 5/1/2020	152,160
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	2,166,740
1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00% (Buckeye Power, Inc.), 12/1/2021	1,275,948
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$400,000		Ohio State Building Authority, Administration Building Fund Revenue Bonds (Series 2009A), 5.00% (United States Treasury PRF 4/1/2019@100), 10/1/2023	$432,832
2,000,000		Ohio State Capital Facilities, Parks and Recreation Improvement Fund Projects (Series 2016C), 5.00% (Ohio State), 12/1/2031	2,295,000
2,000,000		Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2015), 5.00% (Kenyon College, OH), 7/1/2041	2,159,140
1,875,000		Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.)/(United States Treasury PRF 1/15/2017@100), 1/15/2046	1,885,425
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	1,106,210
1,830,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2013), 5.00% (University of Dayton), 12/1/2031	2,020,174
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH)/(United States Treasury PRF 12/1/2017@100), 12/1/2029	1,032,520
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2016), 5.00% (Case Western Reserve University, OH), 12/1/2040	1,088,660
2,000,000		Ohio State Hospital Revenue, Hospital Revenue Bonds (Series 2016A), 5.00% (University Hospitals Health System, Inc.), 1/15/2046	2,107,740
3,325,000		Ohio State Treasurer Private Activity, Revenue Bonds (Series 2015), 5.00% (Portsmouth Gateway Group LLC), 12/31/2039	3,497,767
1,000,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	1,085,400
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00% (Original Issue Yield: 5.05%), 2/15/2048	1,074,700
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	1,183,250
1,810,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	1,936,881
190,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2027	204,279
1,000,000		Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,098,150
1,000,000		Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 12/1/2021	1,057,450
1,000,000		Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,057,450
1,000,000		Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2016B), 5.00%, 6/1/2037	1,142,910
3,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2030	3,410,730
1,500,000		Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	1,685,325
4,000,000		Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.00%, 11/1/2033	4,505,600
1,500,000		Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	1,664,400
1,200,000		Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,243,920
1,000,000		Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75% (United States Treasury PRF 6/15/2018@100), 6/15/2019	1,070,230
2,000,000		Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,174,700
267,492	[1,2]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	3
36,720	[1,2]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	0
470,000		River Valley, OH Local School District, UT GO School Facilities Bonds, 5.25% (School District Credit Program GTD), 11/1/2023	550,069
700,000		South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, 5.00%, 6/1/2032	779,163
1,250,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	1,367,950
500,000		Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, 5.00% (School District Credit Program GTD), 12/1/2027	556,650
1,000,000		Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,111,040
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,781,550
2,000,000		University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (United States Treasury PRF 1/1/2018@100), 1/1/2027	2,090,460
1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.00%, 1/1/2030	1,130,701
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.00%, 1/1/2036	1,090,590
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.00%, 6/1/2041	1,103,910
3

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000	[3]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 0.854%, 6/1/2018	$996,330
		TOTAL	161,812,681
		Puerto Rico—0.1%
1,000,000		Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	237,750
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $161,970,666)	163,714,557
		SHORT-TERM MUNICIPALS—1.4%[4]
		Ohio—1.4%
2,150,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.60%, 12/1/2016	2,150,000
100,000		Alliance, OH, (Series 2003) Daily VRDNs (Alliance Community Hospital) , (JPMorgan Chase Bank, N.A. LOC), 0.59%, 12/1/2016	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,250,000)	2,250,000
		TOTAL MUNICIPAL INVESTMENTS—98.5% (IDENTIFIED COST $164,220,666)[5]	165,964,557
		OTHER ASSETS AND LIABILITIES - NET—1.5%[6]	2,589,654
		TOTAL NET ASSETS—100%	$168,554,211
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.9% of the Fund's portfolio as calculated based upon total market value.
At November 30, 2016, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2U.S.Treasury Notes, 10-Year, Short Futures	20	$2,490,313	March 2017	$10,268
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,475,156 and $622,578, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $3, which represented 0.0% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Fund's Board of Trustees (the “Trustees”), if applicable, held at November 30, 2016, is as follows:

	Acquisition Date	Cost	Market Value
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	12/23/2004	$266,671	$3
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	2/1/2014 - 8/1/2015	$36,720	$0
2	Non-income-producing security.
3	Floating rate note with current rate and current maturity or next reset date shown.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At November 30, 2016, the cost of investments for federal tax purposes was $164,021,709. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,942,848. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,013,222 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,070,374.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
4

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$163,714,557	$—	$163,714,557
Short-Term Municipals	—	2,250,000	—	2,250,000
TOTAL SECURITIES	$—	$165,964,557	$—	$165,964,557
Other Financial Instruments:[1]
Assets	$10,268	$—	$—	$10,268
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$10,268	$—	$—	$10,268
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CCD	—Community College District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
6
Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—96.6%
	Pennsylvania—96.6%
$1,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	$1,082,051
2,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2045	2,154,660
1,450,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2023	1,595,160
1,550,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2024	1,691,360
3,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,759,484
370,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc. Project), 9/1/2031	370,070
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00% (Original Issue Yield: 5.20%), 3/1/2026	2,217,700
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,961,737
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.00%, 11/1/2041	2,182,920
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,330,843
3,000,000	Berks County, PA Municipal Authority, Revenue Bonds (Series 2012A), 5.00% (Reading Hospital & Medical Center), 11/1/2044	3,183,780
2,000,000	Bethlehem, PA Authority, GTD Water Revenue Bonds (Series 2014), 5.00% (Bethlehem, PA)/(Build America Mutual Assurance INS), 11/15/2030	2,213,280
1,360,000	Bethlehem, PA Authority, GTD Water Revenue Bonds (Series 2014), 5.00% (Bethlehem, PA)/(Build America Mutual Assurance INS), 11/15/2031	1,500,352
1,000,000	Canonsburg-Houston Joint Authority, PA, Sewer Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	1,085,210
2,000,000	Central Dauphin, PA School District, LT GO Bonds (Series 2016), 4.00% (State Aid Withholding GTD), 2/1/2029	2,084,120
500,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds (Series 2016A), 5.00% (Mount Nittany Medical Center), 11/15/2046	540,060
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), 5.00% (State Aid Withholding GTD), 10/15/2040	1,091,340
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), 5.00% (State Aid Withholding GTD), 2/15/2040	2,718,080
1,900,000	Chester, PA Water Authority, Water Revenue Bonds (Series 2014), 5.00%, 12/1/2039	2,101,609
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,137,700
1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,593,600
2,000,000	Commonwealth Financing Authority of PA, Revenue Bonds (Series 2013B), 5.00% (Commonwealth of Pennsylvania), 6/1/2036	2,153,120
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, 11/15/2030	2,208,700
2,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries)/(United States Treasury PRF 1/1/2017@100), 1/1/2036	2,006,980
905,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2038	954,811
1,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2016), 5.00% (Dickinson College), 5/1/2030	1,123,720
1,000,000	Cumberland County, PA Municipal Authority, Revenue Refunding Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2041	1,023,670
2,500,000	Dauphin County, PA General Authority, Health System Revenue Bonds (Series 2012A), 5.00% (Pinnacle Health System), 6/1/2042	2,670,725
1,000,000	Delaware County, PA Authority, Revenue Bonds (Series 2015), 5.00% (Villanova University), 8/1/2045	1,081,730
1,000,000	Delaware County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 2015), 5.00% (Covanta Energy Corp.), 7/1/2043	990,370
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 5/1/2040	1,360,000
2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,554,050
750,000	East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2029	830,993
250,000	East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2039	266,215
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Assured Guaranty Corp. INS)/(United States Treasury PRF 5/1/2017@100), 5/1/2032	1,017,200
1,105,000	Erie, PA Water Authority, Revenue Refunding Bonds (Series 2014), 5.00% (AGM INS), 12/1/2034	1,216,583
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.00%, 12/1/2043	1,086,930
1,000,000	Fulton County, PA IDA, Hospital Revenue Bonds (Series 2016), 5.00% (Fulton County Medical Center), 7/1/2040	1,003,740
1

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,250,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	$2,392,447
2,260,000	Geisinger Authority, PA Health System, Revenue Bonds (Series 2014A), 5.00% (Geisinger Health System), 6/1/2041	2,443,263
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	2,046,460
785,000	Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2015), 5.00% (Masonic Villages), 11/1/2035	853,491
1,000,000	Lancaster County, PA Hospital Authority, Health Center Revenue Refunding Bonds (Series 2015A), 5.00% (Landis Homes Retirement Community)/(Original Issue Yield: 5.03%), 7/1/2045	1,039,580
1,215,000	Lancaster County, PA Hospital Authority, Health System Revenue Bonds (Series 2012B), 5.00% (Lancaster General Hospital)/(United States Treasury PRF 1/1/2022@100), 7/1/2042	1,393,581
1,000,000	Lancaster County, PA Solid Waste Management Authority, GTD Authority Bonds (Series 2013B), 5.00% (Dauphin County, PA GTD), 12/15/2033	1,097,460
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(United States Treasury PRF 4/1/2018@100), 10/1/2032	2,379,982
2,200,000	Lycoming County PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	2,387,154
1,100,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2028	1,194,347
400,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2029	432,592
1,000,000	Montgomery County, PA IDA, Revenue Bonds (Series 2016), 5.00% (Foulkeways at Gwynedd), 12/1/2046	1,033,620
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Assured Guaranty Corp. INS), 5/1/2033	1,010,640
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2012A), 5.00% (Amtrak), 11/1/2041	1,043,640
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50% (National Gypsum Co.), 11/1/2044	1,053,700
2,000,000	Pennsylvania EDFA, Junior GTD Parking Revenue Bonds (Series 2013B-1), 6.00% (Dauphin County, PA GTD), 7/1/2053	2,316,600
700,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	700,308
1,500,000	Pennsylvania EDFA, Revenue Bonds (Series 2014A), 5.00% (UPMC Health System), 2/1/2045	1,614,570
1,000,000	Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2038	1,029,120
2,000,000	Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 6/30/2042	2,045,780
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,177,560
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc.), 11/15/2040	2,145,400
1,500,000	Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,617,030
1,000,000	Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,057,620
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Assured Guaranty Corp. INS), 5/1/2032	1,033,056
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC Financial Group, Inc. INS), 12/1/2037	1,016,650
1,000,000	Pennsylvania State Higher Education Facilities Authority, Fixed Rate Revenue Bonds (Series 2015A), 5.25% (Thomas Jefferson University), 9/1/2050	1,082,680
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2035	2,172,160
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,609,860
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System)/(United States Treasury PRF 8/15/2019@100), 8/15/2022	1,101,110
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(United States Treasury COL)/(Original Issue Yield: 5.65%), 8/15/2018	2,143,380
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University), 3/1/2040	1,159,114
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012A), 5.00% (University of Pennsylvania Health System), 8/15/2042	1,607,415
1,630,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2015), 5.00% (University of the Sciences in Philadelphia), 11/1/2036	1,760,107
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (University of Pennsylvania), 10/1/2036	1,126,880
2

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	$2,001,460
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, 12/1/2030	1,101,220
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009B), 5.125% (Original Issue Yield: 5.30%), 12/1/2040	2,143,520
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Sub-Series B-1 of 2015), 5.00%, 12/1/2045	1,056,390
5,500,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Refunding Bonds (Second Series of 2016), 5.00%, 6/1/2039	5,828,570
2,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Subordinate Lien Revenue Bonds (SIFMA Index Bonds) (Series 2015A-2), 1.35%, 12/1/2018	1,999,820
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.82%, 12/1/2020	1,444,028
2,440,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50% (Original Issue Yield: 5.55%), 12/1/2041	2,681,902
2,000,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00% (United States Treasury PRF 12/1/2020@100), 12/1/2036	2,331,000
750,000		Pennsylvania State University, Revenue Bonds (Series A of 2016), 5.00%, 9/1/2041	838,290
2,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,151,680
1,210,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,310,103
1,575,000		Philadelphia, PA Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,584,434
2,350,000		Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (United States Treasury PRF 10/1/2017@100), 10/1/2037	2,430,652
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2011D), 5.00% (Children's Hospital of Philadelphia), 7/1/2028	2,215,800
1,670,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,781,422
1,040,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2014A), 5.00% (Children's Hospital of Philadelphia), 7/1/2042	1,156,293
5,000		Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100), 9/1/2038	5,410
40,000		Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100)/(Original Issue Yield: 6.30%), 9/1/2038	43,278
5,000		Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100)/(Original Issue Yield: 6.30%), 9/1/2038	5,410
2,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	2,238,620
750,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (United States Treasury PRF 1/1/2019@100)/(Original Issue Yield: 5.33%), 1/1/2036	809,963
1,000,000		Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2025	1,145,010
1,035,000		Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,063,142
2,000,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (AGM INS), 9/1/2025	2,113,920
3,000,000		Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,356,190
1,075,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.00% (Original Issue Yield: 5.08%), 12/1/2031	1,186,972
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,677,375
1,000,000		South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(United States Treasury PRF 7/1/2020@100)/(Original Issue Yield: 5.72%), 7/1/2029	1,131,270
1,140,000		Southcentral PA, General Authority, Revenue Bonds (Series 2014A), 5.00% (Wellspan Health Obligated Group), 6/1/2026	1,298,471
1,000,000		Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2028	1,097,100
1,000,000		Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,045,560
2,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2012A), 5.00% (Trinity Healthcare Credit Group), 11/15/2026	2,178,520
1,000,000		Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2012A), 5.00% (Bucknell University), 4/1/2042	1,109,360
1,000,000		Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2015B), 5.00% (Bucknell University), 4/1/2032	1,129,190
3,000,000		West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), 5.00%, 11/15/2039	3,332,190
1,685,000		Wilkes-Barre, PA Finance Authority, Revenue Bonds (Series 2015A), 5.00% (University of Scranton), 11/1/2033	1,835,369
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$825,000	Wilkes-Barre, PA Finance Authority, Revenue Bonds (Series 2015A), 5.00% (University of Scranton), 11/1/2034	$894,729
2,895,000	York County, PA, UT GO Bonds (Series 2013), 5.00%, 6/1/2037	3,202,333
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $178,333,943)	181,418,976
	SHORT-TERM MUNICIPALS—1.9%[2]
	Pennsylvania—1.9%
3,500,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.53%, 12/1/2016	3,500,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,500,000)	3,500,000
	TOTAL MUNICIPAL INVESTMENTS—98.5% (IDENTIFIED COST $181,833,943)[3]	184,918,976
	OTHER ASSETS AND LIABILITIES - NET—1.5%[4]	2,788,247
	TOTAL NET ASSETS—100%	$187,707,223
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.7% of the Fund's portfolio as calculated based upon total market value.
At November 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[5]United States Treasury Notes, 10-Year Short Futures	35	$4,358,047	March 2017	$17,968
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,311,250 and $1,089,512, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating rate note with current rate and current maturity or next reset date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	At November 30, 2016, the cost of investments for federal tax purposes was $181,820,296. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $3,098,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,301,515 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,202,835.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
4

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$181,418,976	$—	$181,418,976
Short-Term Municipals	—	3,500,000	—	3,500,000
TOTAL SECURITIES	$—	$184,918,976	$—	$184,918,976
Other Financial Instruments:*
Assets	$17,968	$—	$—	$17,968
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$17,968	$—	$—	$17,968
*	Other financial instruments include futures contracts.
5

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017